UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

MANAGEMENT DISCUSSION & ANALYSIS – (Unaudited)

The stock market got off to a halting start in January of this year, but recovered nicely in the following months, and finished off the first half of the year with a healthy gain. We are pleased to report that the Crawford Dividend Growth Fund participated nicely in this constructive environment. The Class I shares returned 7.14% and the Class C shares earned 6.51%. When we report total return we are including all dividends and interest received, plus or minus any capital appreciation or depreciation.

One of the more pleasant developments within the stock market has been a generous attitude on the part of company managements with regard to dividend payments. Holders of this Fund will recall that dividends, especially growing dividends, are the most central element of the investment approach of the Fund. We believe that one of the least risky ways of investing in common stocks is to focus on companies that have consistently paid a dividend. We especially like companies that have the tendency to raise the dividend on a very consistent basis. Consistent and rising dividends are one of the best indicators of strength in the business of the company.

One of the classic definitions of finance is that dividend yield plus dividend growth equals total investment return over time. This formula assumes, for example, that a three percent dividend yield that grows at a seven percent rate will achieve a total investment return of ten percent over time. What it does not take into account is changes in the valuation of the stock. Over longer periods, however, it is assumed that valuations mean revert, thus substantiating the formula. The time frame necessary for this simple approach to work out is very long, perhaps longer than the time horizon of most investors. The best way of getting around the valuation issue is to attempt to purchase stocks when they are depressed, thus providing a higher than average dividend yield. This sets up the pleasant prospect of mean reversion upward, which would add to the projected total investment return. Within the Fund, we attempt to make such purchases from a universe of companies that have a very stable or growing tendency in their dividend practices.

Assuming this approach to investing is valid, it becomes imperative to identify companies that have the ability and propensity to increase their dividends on a very consistent basis. On this score, we have been very pleased with the dividend actions of the current portfolio holdings in recent years. Without sharing a complete list of dividend accomplishments we will highlight a few examples that illustrate the trends in dividends of these companies.

There are two companies in the portfolio that have actually increased their dividend every year for fifty eight years: Genuine Parts and Proctor and Gamble. Think about all of the changing economic, political, and geopolitical developments of the last fifty eight years. It is remarkable that these two companies would have enough consistency in their underlying businesses to achieve such a record. Other notables in the list of consecutive increases are Johnson and Johnson at fifty two years, Helmerich and Payne and W. W. Grainger at forty three years, and Exxon Mobil at thirty two years. We cite these long examples not to exaggerate the accomplishments of a few select companies, but to illustrate what consistency can be found in American industry.

With regard to the portfolio as a whole, we note that the ten year average of dividend increases for the individual companies is sixteen percent. Furthermore, in the last twelve months we have seen average increases for all the companies owned at the rate of almost thirteen percent. These are very healthy rates of growth, perhaps healthier than can be expected over the long term. But, we also note that the dividend payout ratio for the portfolio is only 44%. Stocks in general carry a dividend payout ratio of about 36%, far below the historical average. With corporate profits at all time high levels and cash holdings at a similar level, the outlook for further dividend increases seem promising. We look forward to the holdings in the portfolio providing continued strong dividend growth in the years ahead. We believe this can form the basis of healthy total investment return as well.

We thank you for your investment in the Crawford Dividend Growth Fund.

The views expressed are those of the investment adviser as of June 30, 2014, and are not intended as a forecast of as investment recommendations.

INVESTMENT RESULTS – (Unaudited)

Total Returns

(for the periods ended June 30, 2014)

			Average Annual Returns
	Six Months	One Year	Five Year	Since Inception (January 27, 2004)
Crawford Dividend Growth Fund, Class C*	6.51%	19.44%	13.98%	4.84%
Crawford Dividend Growth Fund, Class C (CDSC Adjusted)*	5.51%	19.44%	13.98%	4.84%
S&P 500® Index**	7.14%	24.61%	18.83%	7.40%
Russell 1000® Value Index**	8.28%	23.81%	19.23%	7.70%

Total annual operating expenses as disclosed in the Fund’s prospectus dated April 30, 2014, were 1.98% of average daily net assets.

*	In compliance with SEC guidelines, these returns are presented above with and without a deduction of maximum sales charges and other non-recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

**

The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500® Index or the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class C,

the S&P 500® Index, and the Russell 1000® Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on January 27, 2004 (commencement of Fund operations for Class C shares) and held through June 30, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

Total Returns

(for the periods ended June 30, 2014)

			Average Annual Returns
	Six Months	One Year	Five Year	Since Inception (January 5, 2004)
Crawford Dividend Growth Fund, Class I	7.14%	20.81%	15.11%	6.05%
S&P 500® Index*	7.14%	24.61%	18.83%	7.79%
Russell 1000® Value Index*	8.28%	23.81%	19.23%	8.06%

Total annual operating expenses as disclosed in the Fund’s prospectus dated April 30, 2014, were 0.98% of average daily net assets.

*

The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the S&P 500® Index or the Russell 1000® Value Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Comparison of a $10,000 Investment in the Crawford Dividend Growth Fund, Class I,

the S&P 500® Index, and the Russell 1000® Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on January 5, 2004 (commencement of Fund operations for Class I shares) and held through June 30, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 1000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to shareholders.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (loads) for Class C shares of the Fund; short-term redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (for Class C shares of the Fund) and other Fund expenses.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the contingent deferred sales charge (load) imposed on redemptions of Class C shares made less than one year after purchase. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charge (load) imposed by the Fund would increase your expenses.

Crawford Dividend Growth Fund – Class C	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period* (January 1, 2014 – June 30, 2014)
Actual	$1,000.00	$1,065.10	$10.14
Hypothetical **	$1,000.00	$1,014.98	$9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Crawford Dividend Growth Fund – Class I	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period* (January 1, 2014 – June 30, 2014)
Actual	$1,000.00	$1,071.40	$5.03
Hypothetical **	$1,000.00	$1,019.93	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2014 – (Unaudited)

COMMON STOCKS – 98.67%	Shares	Fair Value
Consumer Discretionary – 11.22%
Genuine Parts Co.	36,050	$3,165,190
MDC Holdings, Inc.	81,290	2,462,274
Omnicom Group, Inc.	50,240	3,578,093
Tupperware Brands Corp.	40,160	3,361,392

		12,566,949

Consumer Staples – 5.45%
Procter & Gamble Co.	38,200	3,002,138
Walgreen Co.	41,800	3,098,634

		6,100,772

Energy – 15.38%
Chevron Corp.	25,280	3,300,304
Ensco PLC – Class A	63,310	3,518,137
Exxon Mobil Corp.	31,620	3,183,502
Helmerich & Payne, Inc.	29,190	3,389,251
Williams Cos., Inc./The	65,960	3,839,532

		17,230,726

Financials – 20.99%
ACE Ltd.	32,210	3,340,177
Aflac, Inc.	50,930	3,170,392
American Express Co.	36,440	3,457,063
BlackRock, Inc.	11,330	3,621,068
Northern Trust Corp.	52,630	3,379,372
T. Rowe Price Group, Inc.	36,170	3,053,110
Willis Group Holdings PLC	80,770	3,497,341

		23,518,523

Health Care – 14.30%
Baxter International, Inc.	44,540	3,220,242
Eli Lilly & Co.	52,980	3,293,767
Johnson & Johnson	28,690	3,001,548
Merck & Co., Inc.	50,790	2,938,201
Stryker Corp.	42,280	3,565,050

		16,018,808

Industrials – 11.36%
Norfolk Southern Corp.	34,160	3,519,505
United Parcel Service, Inc. (UPS) – Class B	31,390	3,222,497
United Technologies Corp.	26,510	3,060,579
W.W. Grainger, Inc.	11,520	2,929,190

		12,731,771

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2014 – (Unaudited)

COMMON STOCKS – 98.67% – continued	Shares	Fair Value
Information Technology – 14.12%
Accenture PLC – Class A	36,500	$2,950,660
Linear Technology Corp.	68,020	3,201,701
Microsoft Corp.	76,330	3,182,961
QUALCOMM, Inc.	41,420	3,280,464
Texas Instruments, Inc.	66,910	3,197,629

		15,813,415

Real Estate Investment Trusts – 3.09%
Digital Realty Trust, Inc.	59,390	3,463,625

Telecommunication Services – 2.76%
AT&T, Inc.	87,440	3,091,878

TOTAL COMMON STOCKS (Cost $84,308,461)		110,536,467

Money Market Securities – 1.14%
Federated Prime Obligations Fund – Institutional Shares, 0.02% (a)	1,280,381	1,280,381

TOTAL MONEY MARKET SECURITIES (Cost $1,280,381)		1,280,381

TOTAL INVESTMENTS – 99.81% (Cost $85,588,842)		111,816,848

Other Assets in Excess of Liabilities – 0.19%		207,512

TOTAL NET ASSETS – 100.00%		$112,024,360

(a)	Rate disclosed is the seven day yield as of June 30, 2014.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 – (Unaudited)

Assets
Investments in securities at fair value (cost $85,588,842)	$111,816,848
Receivable for fund shares sold	120,000
Dividends receivable	171,080
Interest receivable	25
Prepaid expenses	34,801

Total Assets	112,142,754

Liabilities
Payable for fund shares redeemed	14,075
Payable to Adviser	61,097
Payable to administrator, fund accountant, and transfer agent	11,072
Payable to custodian	2,106
Payable to trustees and CCO	2,949
12b-1 fees accrued – Class C	7,485
Payable to auditors	11,161
Other accrued expenses	8,449

Total Liabilities	118,394

Net Assets	$112,024,360

Net Assets consist of:
Paid-in capital	$83,233,623
Accumulated undistributed net investment income	30,919
Accumulated undistributed net realized gain from investments	2,531,812
Net unrealized appreciation on investments	26,228,006

Net Assets	$112,024,360

Class C:

Net Assets	$9,080,300

Shares outstanding (unlimited number of shares authorized, no par value)	699,397

Net asset value and offering price per share (a)	$12.98

Class I:

Net Assets	$102,944,060

Shares outstanding (unlimited number of shares authorized, no par value)	7,884,627

Net asset value and offering price per share	$13.06

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2014 – (Unaudited)

Investment Income
Dividend income	$1,409,312
Interest income	223

Total investment income	1,409,535

Expenses
Investment Adviser fee	251,252
12b-1 fees – Class C	44,142
Administration expenses	41,050
Fund accounting expenses	22,189
Transfer agent expenses	25,509
Custodian expenses	6,163
CCO expense	3,286
Trustee expenses	7,545
Audit expenses	10,736
Miscellaneous expenses	47,190

Total expenses	459,062
Fees recouped by Adviser	77,705

Net operating expenses	536,767

Net investment income	872,768

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	961,587
Net change in unrealized appreciation of investment securities	5,503,069

Net realized and unrealized gain on investments	6,464,656

Net increase in net assets resulting from operations	$7,337,424

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase in Net Assets due to:
Operations
Net investment income	$872,768	$1,397,924
Net realized gain on investment transactions	961,587	7,494,504
Net change in unrealized appreciation of investments	5,503,069	12,269,662

Net increase in net assets resulting from operations	7,337,424	21,162,090

Distributions
From net investment income – Class C	(32,043)	(60,910)
From net investment income – Class I	(809,806)	(1,327,565)
From net investment income – Class R	–	(53,406	)(a)
From realized gain – Class C	–	(631,111)
From realized gain – Class I	–	(6,101,723)

Total distributions	(841,849)	(8,174,715)

Capital Transactions – Class C
Proceeds from shares sold	148,179	1,199,908
Reinvestment of distributions	30,907	666,898
Amount paid for shares redeemed	(575,797)	(1,154,580)

Total Class C	(396,711)	712,226

Capital Transactions – Class I
Proceeds from shares sold	18,979,696	20,629,771
Reinvestment of distributions	457,928	4,720,522
Amount paid for shares redeemed	(6,869,476)	(12,660,771)

Total Class I	12,568,148	12,689,522

Capital Transactions – Class R
Proceeds from shares sold	–	284,220	(a)
Reinvestment of distributions	–	53,406	(a)
Amount paid for shares redeemed	–	(15,588,942	)(a)

Total Class R	–	(15,251,316)

Net increase (decrease) in net assets resulting from capital transactions	12,171,437	(1,849,568)

Total Increase in Net Assets	18,667,012	11,137,807

Net Assets
Beginning of period	93,357,348	82,219,541

End of period	$112,024,360	$93,357,348

Accumulated undistributed net investment income included in net assets at end of period	$30,919	$–

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS – (continued)

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Share Transactions – Class C
Shares sold	11,930	101,474
Shares issued in reinvestment of distributions	2,441	56,297
Shares redeemed	(45,988)	(95,878)

Total Class C	(31,617)	61,893

Share Transactions – Class I
Shares sold	1,532,073	1,710,756
Shares issued in reinvestment of distributions	35,866	396,230
Shares redeemed	(550,246)	(1,046,786)

Total Class I	1,017,693	1,060,200

Share Transactions – Class R
Shares sold	–	25,047	(a)
Shares issued in reinvestment of distributions	–	4,492	(a)
Shares redeemed	–	(1,316,790	)(a)

Total Class R	–	(1,287,251)

Net increase (decrease) in share transactions	986,076	(165,158)

(a)	For the period January 1, 2013 to June 26, 2013. Effective June 26, 2013, Class R of the Fund was closed and Class R Shares then outstanding were redeemed.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS C

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009
Selected Per Share Data
Net asset value, beginning of year	$12.23		$10.54	$10.41	$10.61	$9.55		$8.27

Income from investment operations:
Net investment income	0.05		0.08	0.11	0.08	0.10		0.04
Net realized and unrealized gain (loss)	0.74		2.63	0.94	(0.21)	1.13		1.33

Total from investment operations	0.79		2.71	1.05	(0.13)	1.23		1.37

Less distributions to shareholders:
From net investment income	(0.04)		(0.09)	(0.11)	(0.07)	(0.17)		(0.09)
From net realized gain	–		(0.93)	(0.81)	–	–		–

Total distributions	(0.04)		(1.02)	(0.92)	(0.07)	(0.17)		(0.09)

Net asset value, end of year	$12.98		$12.23	$10.54	$10.41	$10.61		$9.55

Total Return (a)	6.51	%(b)	26.05%	10.09%	-1.20%	12.91%		16.53%
Ratios and Supplemental Data
Net assets, end of year (000)	$9,080		$8,939	$7,054	$6,093	$5,267		$2,459
Ratio of expenses to average net assets	1.98	%(c)	1.98%	1.98%	1.98%	1.99	%(d)	2.00%
Ratio of expenses to average net assets before waiver or recoupment	1.83	%(c)	1.89%	1.91%	2.10%	2.48%		2.61%
Ratio of net investment income to average net assets	0.81	%(c)	0.64%	0.99%	0.74%	0.97%		1.09%
Portfolio turnover rate	7	%(b)	34%	42%	31%	54%		23%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(b)	Not annualized.
(c)	Annualized.
(d)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, contractually agreed to lower the Fund’s expense cap to 0.98%, excluding 12b-1 fees of 1.00%, through April 30, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND – CLASS I

FINANCIAL HIGHLIGHTS – (continued)

(For a share outstanding during the period)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2009
Selected Per Share Data
Net asset value, beginning of year	$12.29		$10.59	$10.45	$10.66	$9.57		$8.26

Income from investment operations:
Net investment income	0.11		0.19	0.23	0.18 (a)	0.20	(a)	0.12
Net realized and unrealized gain (loss)	0.77		2.65	0.94	(0.22)	1.14		1.31

Total from investment operations	0.88		2.84	1.17	(0.04)	1.34		1.43

Less distributions to shareholders:
From net investment income	(0.11)		(0.21)	(0.22)	(0.17)	(0.25)		(0.12)
From net realized gain	–		(0.93)	(0.81)	–	–		–

Total distributions	(0.11)		(1.14)	(1.03)	(0.17)	(0.25)		(0.12)

Net asset value, end of year	$13.06		$12.29	$10.59	$10.45	$10.66		$9.57

Total Return (b)	7.14	%(c)	27.26%	11.25%	-0.31%	14.01%		17.37%
Ratios and Supplemental Data
Net assets, end of year (000)	$102,944		$84,418	$61,509	$81,722	$51,636		$55,308
Ratio of expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.98%	0.99	%(e)	1.00%
Ratio of expenses to average net assets before waiver or recoupment	0.83	%(d)	0.89%	0.91%	1.07%	1.48%		1.61%
Ratio of net investment income to average net assets	1.83	%(d)	1.65%	1.95%	1.75%	2.03%		2.09%
Portfolio turnover rate	7	%(c)	34%	42%	31%	54%		23%

(a)	Per share amounts calculated using average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, contractually agreed to lower the Fund’s expense cap to 0.98% through April 30, 2015.

See accompanying notes which are an integral part of these financial statements.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2014 – (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Growth Fund is a diversified series of Unified Series Trust (the “Trust”), organized on December 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”). The investment objective of the Fund is to provide total return. Total return is comprised of both capital appreciation and income.

The Fund currently offers two classes of shares: Class C and Class I. Class I shares were first offered to the public on January 5, 2004; and Class C shares were first offered to the public on January 27, 2004. Class R shares commenced operations on February 14, 2012. Effective June 26, 2013, Class R of the Fund was closed and all Class R shares then outstanding were redeemed. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trustees. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES  – continued

and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once per year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended June 30, 2014, the Fund made no such reclassifications.

Contingent Deferred Sales Charges – With respect to Class C Shares, there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investments trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Fixed income securities traded on a national securities exchange or in over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, fixed income securities are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$110,536,467	$—	$—	$110,536,467
Money Market Securities	1,280,381	—	—	1,280,381
Total	$111,816,848	$—	$—	$111,816,848

*Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended June 30, 2014, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses so that the Fund’s total annual operating expenses, excluding 12b-1 fees (Class C shares only), brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) and extraordinary litigation expenses, do not exceed 0.98% of its average daily net assets of the Fund through April 30, 2015. For the period ended June 30, 2014, the Advisor earned fees of $251,252, before waiver or recoupment of fees from the Fund. At June 30, 2014, the Fund owed $61,097 to the Advisor.

Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and any expense limitation in place at the time of repayment. For the period ended June 30, 2014, the Advisor recouped $77,705 from the Fund.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions are as follows:

Amount	Recoverable through December 31,
$ 29,870	2014
13,174	2015

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended June 30, 2014, HASI earned fees of $41,050 for administrative services provided to the Fund. At June 30, 2014, the Fund owed HASI $4,906 for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank (“Huntington”), the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended June 30, 2014, the Custodian earned fees of $6,163 for custody services provided to the Fund. At June 30, 2014, the Fund owed the Custodian $2,106 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended June 30, 2014, HASI earned fees of $25,509 from the Fund for transfer agent services. At June 30, 2014, the Fund owed HASI $4,171 for transfer agent services. For the period ended June 30, 2014, HASI earned fees of $22,189 from the Fund for fund accounting services provided to the Fund. At June 30, 2014, HASI was owed $1,995 from the Fund for fund accounting services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee who is not an “interested person” of the Trust received annual compensation of $34,200 from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $43,200 from the Trust. In addition, Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings. For the period ended June 30, 2014, the Independent Trustees earned fees of $7,545 from the Fund for trustee fees. At June 30, 2014, the Fund owed the Trustees $2,052 for trustee fees.

The Distributor acts as the principal distributor of the Fund’s shares. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), officers of the Trust are officers of the Distributor, and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee to the Distributor, the Advisor or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund under the Plan. For the period ended June 30, 2014, the Class C shares incurred 12b-1 Expenses of $44,142. At June 30, 2014, the Fund owed the Distributor $7,485 in 12b-1 fees.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$–
Other	18,063,633
Sales
U.S. Government Obligations	$–
Other	7,099,189

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 – (Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of “The Fund” (or class) creates a presumption of control of the fund (or class), under Section 2(a) (9) of the Investment Company Act of 1940. At June 30, 2014, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 33.38% of the Fund. The Trust does not know whether Charles Schwab or any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At June 30, 2014, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$26,966,055
Gross (Depreciation)	(835,047)

Net Appreciation on Investments	$26,131,008

At June 30, 2014, the aggregate cost of securities for federal income tax purposes was $85,685,840.

The tax character of distributions paid during the fiscal years 2013 and 2012 was as follows:

	2013			2012
Distributions paid from:	Class I	Class C	Class R	Class I	Class C	Class R

Ordinary income*	$2,070,306	$137,733	$53,406	$1,722,504	$92,971	$278,253
Long-term Capital Gain	5,358,982	554,288	–	4,336,893	481,498	916,616

	$7,429,288	$692,021	$53,406	$6,059,397	$574,469	$1,194,869

* Short term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated undistributed ordinary income	$243,971
Accumulated undistributed long-term capital gains	1,423,252
Unrealized appreciation	20,627,939

$22,295,162

The difference between book basis and tax basis unrealized appreciation as of December 31, 2013, was attributable primarily to the tax deferral of losses on wash sales in the amount of $96,998.

At December 31, 2013, the Fund does not have available any capital loss carryforwards.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 – (Unaudited)

NOTE 9. COMMITMENTS AND CONTINGENCIES – continued

variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2014, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph L. Rezabek, Senior Vice President

Robert W. Silva, Chief Financial Officer and

Treasurer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Ernst & Young LLP

1100 Huntington Center

41 S. South Street

Columbus, OH 43215

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT

TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

For a prospectus and more information, including charges and expenses call 1-800-431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost. Distributed by Unified Financial Securities, Inc., Member FINRA, 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208. CRAWFORD DIVIDEND OPPORTUNITY FUND Fund Advisor: Crawford Investment Counsel, Inc. 600 Galleria Parkway, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com SEMI - ANNUAL REPORT June 30, 2014

MANAGEMENT DISCUSSION & ANALYSIS – (Unaudited)

During the first half of 2014 the Crawford Dividend Opportunity Fund gained 2.4%, modestly underperforming its benchmark, the Russell 2000 Index, which advanced 3.2%. We are encouraged by the Fund’s positive return so far this year as it has come on the heels of the exceptionally strong performance in 2013 and against the backdrop of continued macroeconomic and geopolitical uncertainty. Holdings in the Energy, Materials and Technology sectors were among the biggest positive contributors to the Fund’s performance. Additionally, the surprise decline in interest rates during the first six months of the year drove strong returns by REITs and Utilities. On the other hand, consumer-oriented stocks, banks and our healthcare holdings detracted from the Fund’s performance.

The Fund’s returns relative to the Russell 2000 Index are best understood in the context of our focus on high quality, dividend paying companies that trade at a discount to their intrinsic value. This quality and dividend bias was a modest headwind to the Fund’s relative performance as companies with high leverage, low returns on equity and no dividends outperformed their low-leverage, high-ROE and dividend paying counterparts.

The Fund’s commitment to long-term ownership of financially strong, consistent businesses that are underappreciated by the market remains unchanged. We believe that over time this strategy will reward the Fund’s shareholders with attractive risk-adjusted returns that are also less volatile when compared to the broad universe of small capitalization stocks.

We thank you for your investment in the Crawford Dividend Opportunity Fund.

The views expressed are those of the investment adviser as of June 30, 2014, and are not intended as a forecast of as investment recommendations.

1

INVESTMENT RESULTS – (Unaudited)

Total Returns

(for the periods ended June 30, 2014)

			Average Annual Returns
	Six Months	One Year	Since Inception (September 26, 2012)
Crawford Dividend Opportunity Fund*	2.38%	23.90%	22.75%
Russell 2000® Index**	3.19%	23.64%	23.81%

Total annual operating expenses as disclosed in the Fund’s prospectus dated April 30, 2014, were 1.67% of average daily net assets (1.01% after fee waiver/expense reimbursements by the Advisor). The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividend expenses on securities sold short; taxes; 12b-1 fees; indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 1.00% of the Fund’s average daily net assets through April 30, 2015. This expense cap may not be terminated prior to this date except by the Board of Trustees.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Russell 2000® Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-431-1716.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contain this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

2

Comparison of a $10,000 Investment in the Crawford Dividend Opportunity Fund and

the Russell 2000 Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on September 26, 2012 (commencement of Fund operations) and held through June 30, 2014. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Russell 2000® Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, to obtain performance data current to the most recent month end, or to obtain a prospectus or summary prospectus, please call 1-800-431-1716. The Fund’s prospectus and summary prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

3

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Crawford Dividend Opportunity Fund (the “Fund”) is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

4

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs. The second line of each table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Crawford Dividend Opportunity Fund	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During the Period* (January 1, 2014 – June 30, 2014)
Actual	$1,000.00	$1,023.80	$5.02
Hypothetical **	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

5

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2014 (Unaudited)

COMMON STOCKS – 99.04%	Shares	Fair Value
Consumer Discretionary – 17.39%
Buckle, Inc./The	30,000	$1,330,800
Columbia Sportswear Co.	8,210	678,557
Cracker Barrel Old Country Store, Inc.	13,665	1,360,624
Gentex Corp.	45,130	1,312,832
Hillenbrand, Inc.	41,340	1,348,511
John Wiley & Sons, Inc. – Class A	12,700	769,493
MDC Holdings, Inc.	23,670	716,964
Men’s Wearhouse, Inc./The	28,050	1,565,190
Monro Muffler Brake, Inc.	12,940	688,279
Rent-A-Center, Inc.	35,800	1,026,744
Tupperware Brands Corp.	16,030	1,341,711

		12,139,705

Consumer Staples – 3.73%
Calavo Growers, Inc.	32,260	1,091,356
Female Health Co./The	273,922	1,509,310

		2,600,666

Energy – 4.35%
EV Energy Partners LP (a)	18,880	748,026
QR Energy LP (a)	46,780	888,352
World Fuel Services Corp.	28,450	1,400,593

		3,036,971

Financials – 19.02%
BancFirst Corp.	21,301	1,318,532
Brown & Brown, Inc.	47,160	1,448,284
Bryn Mawr Bank Corp.	49,388	1,438,179
Calamos Asset Management, Inc. – Class A	52,740	706,189
Cash America International, Inc.	14,221	631,839
First Financial Holdings, Inc.	13,360	810,551
Greenhill & Co., Inc.	27,200	1,339,600
Lazard Ltd.	14,970	771,853
Manning & Napier, Inc.	39,700	685,222
Merchants Bancshares, Inc.	42,512	1,359,534
Platinum Underwriters Holdings Ltd.	10,840	702,974
Sterling Bancorp	111,720	1,340,640
Tompkins Financial Corp.	14,960	720,773

		13,274,170

Health Care – 13.30%
Atrion Corp.	5,530	1,802,780
Landauer, Inc.	21,296	894,432
Meridian Bioscience, Inc.	67,150	1,385,976

See accompanying notes which are an integral part of these financial statements.

6

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2014 (Unaudited)

COMMON STOCKS — 99.04% – continued	Shares	Fair Value
PerkinElmer, Inc.	30,580	$ 1,432,367
Psychemedics Corp	67,200	951,552
Simulations Plus, Inc.	75,415	423,832
US Physical Therapy, Inc.	42,771	1,462,340
Utah Medical Products, Inc.	18,140	933,122

		9,286,401

Industrials – 13.46%
A.O. Smith Corp.	13,650	676,767
Applied Industrial Technologies, Inc.	27,510	1,395,582
Dun & Bradstreet Corp.	12,310	1,356,562
G&K Services, Inc., Class A	13,100	682,117
Landstar System, Inc.	11,040	706,560
TAL International Group, Inc.	29,610	1,313,500
Valmont Industries, Inc.	5,130	779,504
Watsco, Inc.	6,720	690,547
Werner Enterprises, Inc.	26,120	692,441
Woodward, Inc.	22,030	1,105,465

		9,399,045

Information Technology – 15.46%
Blackbaud, Inc.	24,700	882,778
Broadridge Financial Solutions, Inc.	34,190	1,423,672
Communications Systems, Inc.	32,360	402,235
Global Payments, Inc.	19,420	1,414,747
Intersil Corp. – Class A	45,770	684,262
Littelfuse, Inc.	15,590	1,449,090
Mesa Laboratories, Inc.	18,214	1,529,247
Micrel, Inc.	65,530	739,178
MTS Systems Corp.	19,240	1,303,702
National Instruments Corp.	29,820	965,870

		10,794,781

Materials – 5.48%
Compass Minerals International, Inc.	9,830	941,124
HB Fuller Co.	27,620	1,328,522
NewMarket Corp.	1,840	721,482
RPM International, Inc.	18,100	835,858

		3,826,986

Real Estate Investment Trusts – 4.95%
EPR Properties	24,900	1,391,163
Mid-America Apartment Communities, Inc.	9,180	670,599
Sun Communities, Inc.	28,000	1,395,520

		3,457,282

See accompanying notes which are an integral part of these financial statements.

7

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2014 (Unaudited)

COMMON STOCKS — 99.04% – continued	Shares	Fair Value
Utilities – 1.90%
Laclede Group, Inc./The	18,640	$ 904,972
South Jersey Industries, Inc.	6,910	417,433

		1,322,405

TOTAL COMMON STOCKS (Cost $60,661,889)		69,138,412

Money Market Securities – 0.92%
Federated Prime Obligations Fund – Institutional Shares, 0.02% (b)	642,389	642,389

TOTAL MONEY MARKET SECURITIES (Cost $642,389)		642,389

TOTAL INVESTMENTS – 99.96% (Cost $61,304,278)		69,780,801

Other Assets in Excess of Liabilities – 0.04%		26,499

TOTAL NET ASSETS – 100.00%		$69,807,300

(a)	Master Limited Partnership.
(b)	Rate disclosed is the seven day yield as of June 30, 2014.

See accompanying notes which are an integral part of these financial statements.

8

CRAWFORD DIVIDEND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

Assets
Investments in securities at fair value (cost $61,304,278)	$69,780,801
Dividends receivable	99,333
Interest receivable	14
Prepaid expenses	9,119

Total Assets	69,889,267

Liabilities
Payable for investments purchased	10,699
Payable to Adviser	41,247
Payable to administrator, fund accountant, and transfer agent	1,771
Payable to custodian	2,216
Payable to trustees and CCO	3,327
Other accrued expenses	22,707

Total Liabilities	81,967

Net Assets	$69,807,300

Net Assets consist of:
Paid-in capital	$59,425,444
Accumulated undistributed net investment income	205,493
Accumulated undistributed net realized gain from investments	1,699,840
Net unrealized appreciation on investments	8,476,523

Net Assets	$69,807,300

Shares outstanding (unlimited number of shares authorized, no par value)	2,033,035

Net asset value, offering and redemption price per share	$34.34

See accompanying notes which are an integral part of these financial statements.

9

CRAWFORD DIVIDEND OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2014 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $110)	$763,337
Interest income	142

Total investment income	763,479

Expenses
Investment Adviser fee	319,497
Administration expenses	31,947
Fund accounting expenses	16,427
Transfer agent expenses	17,701
Custodian expenses	6,593
Trustee expenses	7,751
CCO expense	3,178
Professional expenses	23,672
Miscellaneous expenses	16,024

Total expenses	442,790

Fees waived and reimbursed by Adviser	(97,041)
Fees voluntarily reduced by the administrator (a)	(26,212)

Net operating expenses	319,537

Net investment income	443,942

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	1,116,990
Net change in unrealized appreciation of investment securities	333,885

Net realized and unrealized gain on investments	1,450,875

Net increase in net assets resulting from operations	$1,894,817

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

10

CRAWFORD DIVIDEND OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase in Net Assets due to:
Operations
Net investment income	$443,942	$419,015
Net realized gain on investment transactions	1,116,990	2,090,197
Net change in unrealized appreciation of investments	333,885	7,930,019

Net increase in net assets resulting from operations	1,894,817	10,439,231

Distributions
From net investment income	(315,012)	(359,734)
From net realized gains	–	(1,489,114)

Total distributions	(315,012)	(1,848,848)

Capital Transactions
Proceeds from shares sold	8,908,485	42,038,190
Reinvestment of distributions	277,498	1,664,738
Amount paid for shares redeemed	(735,699)	(1,261,743)

Net increase in net assets resulting from capital transactions	8,450,284	42,441,185

Total Increase in Net Assets	10,030,089	51,031,568

Net Assets
Beginning of period	59,777,211	8,745,643

End of period	$69,807,300	$59,777,211

Accumulated undistributed net investment income included in net assets at end of period	$205,493	$76,563

Share Transactions
Shares sold	273,360	1,416,613
Shares issued in reinvestment of distributions	8,238	51,857
Shares redeemed	(22,187)	(39,231)

Net increase in share transactions	259,411	1,429,239

See accompanying notes which are an integral part of these financial statements.

11

CRAWFORD DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six Months ended June 30, 2014 (Unaudited)		Year ended December 31, 2013	For the period ended December 31, 2012 (a)
Selected Per Share Data
Net asset value, beginning of period	$33.70		$25.39	$25.00

Income from investment operations:
Net investment income	0.22		0.33	0.20	(b)
Net realized and unrealized gain	0.58		9.12	0.28

Total from investment operations	0.80		9.45	0.48

Less distributions to shareholders:
From net investment income	(0.16)		(0.29)	(0.09)
From net realized gain	–		(0.85)	–

Total distributions	(0.16)		(1.14)	(0.09)

Net asset value, end of period	$34.34		$33.70	$25.39

Total Return (c)	2.38	%(d)	37.53%	1.91	%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$69,807		$59,577	$8,746
Ratio of expenses to average net assets	1.00	%(e)	1.00%	1.00	%(e)
Ratio of expenses to average net assets before waiver	1.39	%(e)	1.66%	6.90	%(e)
Ratio of net investment income to average net assets	1.39	%(e)	1.30%	3.04	%(e)
Portfolio turnover rate	10	%(d)	34%	6	%(d)

(a)	For the period September 26, 2012 (commencement of operations) to December 31, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

12

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2014 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Dividend Opportunity Fund is a diversified series of Unified Series Trust (the “Trust”), organized on June 21, 2012. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees of the Trust (the “Board”). The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”). The investment objective of the Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

The Fund commenced operations on September 26, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and

13

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net investment income, net realized long-term capital gains and net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended June 30, 2014, the Fund made no such reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its

14

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, master limited partnerships (“MLPs”), and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities traded on a national securities exchange or in over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, fixed income securities are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or

15

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$69,138,412	$–	$–	$69,138,412
Money Market Securities	642,389	–	–	642,389
Total	$69,780,801	$–	$–	$69,780,801

* Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended June 30, 2014, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive its fee and, to the extent necessary, reimburse Fund expenses so that the Fund’s total annual operating expenses, excluding any brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), any 12b-1 fees, taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), and extraordinary litigation expenses, do not exceed 1.00% of its average daily net assets of the Fund through April 30, 2015. For the period ended June 30, 2014, the Advisor earned fees of $319,497, before waiver of fees. At June 30, 2014, the Fund owed $41,247 to the Advisor.

16

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at June 30, 2014 are as follows:

Amount	Recoverable through December 31,
$ 46,325	2015
171,254	2016
97,041	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.

For the period ended June 30, 2014, HASI earned fees of $17,089 for administrative services provided to the Fund. At June 30, 2014, the Fund owed HASI $41 for administrative services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended June 30, 2014, the Custodian earned fees of $6,593 for custody services provided to the Fund. At June 30, 2014, the Fund owed the Custodian $2,216 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended June 30, 2014, HASI earned fees in the amount of $13,951 for transfer agent services and $8,823 for fund accounting services, respectively. At June 30, 2014, the Fund owed HASI $1,445 for transfer agent services and $285 for fund accounting services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act of the Trust. Each Trustee who is not an “interested person” of the Trust received annual compensation of $34,200 from the Trust. The Independent Chairman of the Board and the Chairman of the Audit Committee received annual compensation of $43,200 from the Trust. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings. For the period ended June 30, 2014, the Independent Trustees earned fees of $7,751 from the Fund for trustee fees. At June 30, 2014, the Fund owed the Trustees $2,258 for trustee fees.

The Distributor acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period ended June 30, 2014. A Trustee is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

17

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

HASI has contractually agreed to reduce its administrative, transfer agent, and fund accounting fees through September 30, 2014. For the period ended June 30, 2014, this resulted in HASI waiving their fees in the amount of $26,212 for the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$–
Other	15,551,786
Sales
U.S. Government Obligations	$–
Other	6,408,098

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At June 30, 2014, Charles Schwab & Co. (“Charles Schwab”), for the benefit of its customers, owned 77.19% of the Fund. As a result, Charles Schwab may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At June 30, 2014, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$9,740,261
Gross (Depreciation)	(1,187,566)

Net Appreciation on Investments	$8,552,695

At June 30, 2014, the aggregate cost of securities for federal income tax purposes was $61,228,106.

18

CRAWFORD DIVIDEND GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

June 30, 2014 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

The tax character of distributions paid during the fiscal years 2013 and 2012 was as follows:

	2013	2012
Distributions paid from:
Ordinary income*	$1,841,878	$29,490
Long-term Capital Gain	6,970	–

	$1,848,848	$29,490

* Short term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated undistributed ordinary income	$537,531
Accumulated undistributed long-term capital gains	45,711
Unrealized appreciation	8,218,810

$8,802,052

The difference between book basis and tax basis unrealized appreciation in the amount of $76,172 as of December 31, 2013, was attributable primarily to the tax deferral of losses on wash sales and differences in the character of income from underlying securities.

At December 31, 2013, the Fund does not have available any capital loss carryforwards.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since June 30, 2014, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

19

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 431-1716 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (800) 431-1716 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph L. Rezabek, Senior Vice President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

1100 Huntington Center

41 S. South Street

Columbus, OH 43215

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE

INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

20

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 27, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date 8/27/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date 8/27/2014

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Interim Treasurer

Date 8/27/2014